Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currency Translation	The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.
	As of December 31,
Year-end spot rate	2024	2025
US$ against MYR	4.4695	4.056

	For the years ended December 31,
Average rate	2023	2024	2025
US$ against MYR	4.5577	4.5747	4.2809

Schedule of Property and Equipment Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Freehold building	50 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets
Equipment	10 years
Furniture and fixtures	10 years
Computers	3 years

Schedule of Amortization of Intangible Assets	Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:
Category	Estimated useful lives
Software	3 years

Schedule of Disaggregates of Revenue

The following table disaggregates the Group’s total revenues by revenue streams:

	For the years ended December 31,
	2023	2024	2025
By revenue type
Restaurant operations	$9,521,142	$8,548,395	$9,091,689
Company-owned restaurant operations	8,209,810	6,640,706	6,284,641
Sales of food ingredients and condiments	1,006,081	1,239,966	2,220,405
Franchise licensing	305,251	667,723	586,643
Others	253,896	366,949	497,982
Total	$9,775,038	$8,915,344	$9,589,671

	For the years ended December 31,
	2023	2024	2025
Timing of revenue recognition
At a point in time	$9,215,891	$7,880,672	$8,505,046
Over time	559,147	1,034,672	1,084,625
Total	$9,775,038	$8,915,344	$9,589,671